Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues by revenue streams - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue streams	$ 32,296,593	$ 96,078,570	$ 21,065,113
Digital Asset Mining [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue streams	32,270,689	96,078,570	21,065,113
ETH Native Staking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue streams	5,722
ETH Liquid Staking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue streams	$ 20,182